Supplement to the
Fidelity Freedom® Funds
Class K6
June 1, 2017
As Revised November 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-K6-17-04 1.9885274.103	November 30, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class M, Class C and Class I
July 29, 2017
As Revised November 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

AFF-17-10 1.790697.162	November 30, 2017

Supplement to the
Fidelity Freedom® Funds
Class K
June 1, 2017
As Revised November 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-K2-17-03 1.9885272.102	November 30, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class Z6
June 1, 2017
As Revised November 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

AFFZ6-17-03 1.9885270.102	November 30, 2017

Supplement to the
Fidelity Freedom® Funds
July 29, 2017
As Revised November 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-17-04 1.808379.144	November 30, 2017